Fair Value of Financial Information - Schedule of Available-for-sale Fixed-Income Securities (Details) - Fixed-income securities - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less than one year	$ 6
1 year - 5 years	18
5 years - 10 years	4
Greater than 10 years	7
Total	$ 35	$ 94